Environmental Matters	12 Months Ended
Dec. 31, 2014
Environmental Matters [Abstract]
Environmental Matters

17. Environmental Matters

The Company believes that it is in compliance in all material respects with applicable federal, state and local ordinances and regulations regarding environmental issues. Its management is not aware of any environmental liability that it believes would have a materially adverse impact on the Company’s financial position, results of operations or cash flows.